UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07245
Morgan Stanley Balanced Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: January 31, 2009
Date of reporting period: October 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Balanced Fund
Portfolio of Investments October 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (64.9%)
	Aerospace & Defense (1.4%)
60,210	Raytheon Co.	$3,077,333

	Airlines (0.4%)
42,500	Continental Airlines, Inc. (Class B) (a)	804,100

	Beverages: Non-Alcoholic (1.0%)
49,020	Coca-Cola Co. (The)	2,159,821

	Cable/Satellite TV (1.1%)
146,953	Comcast Corp. (Class A)	2,315,979

	Casino/Gaming (0.0%)
4,685	Fitzgeralds Gaming Corp. (a)(f)	0

	Chemicals: Major Diversified (2.1%)
69,250	Bayer AG (ADR) (Germany)	3,823,293
25,080	Du Pont (E.I.) de Nemours & Co.	802,560

		4,625,853

	Computer Communications (0.7%)
78,880	Cisco Systems, Inc. (a)	1,401,698

	Computer Peripherals (0.2%)
29,560	EMC Corp. (a)	348,217

	Computer Processing Hardware (1.1%)
58,422	Hewlett-Packard Co.	2,236,394

	Department Stores (0.4%)
69,200	MACY*S Inc.	850,468

	Discount Stores (2.0%)
76,690	Wal-Mart Stores, Inc.	4,280,069

	Electric Utilities (3.3%)
107,580	American Electric Power Co., Inc.	3,510,335
17,058	Entergy Corp.	1,331,377
44,090	FirstEnergy Corp.	2,299,734

		7,141,446

	Electronics/Appliances (0.3%)
26,880	Sony Corp. (ADR) (Japan)	624,691

	Financial Conglomerates (6.4%)
190,716	Citigroup, Inc.	2,603,273
13	Financial Select Sector SPDR Fund	427,733
181,688	JPMorgan Chase & Co.	7,494,630
82,125	Mizuho Financial Group, Inc. (ADR) (Japan)	399,128
3	Reginal Bank Holders Trust	267,529
161	SPDR KBW Regional Banking	2,494,599

		13,686,892

	Food: Major Diversified (3.0%)
82,587	Kraft Foods Inc. (Class A)	2,406,585
170,010	Unilever N.V. (NY Registered Shares) (Netherlands)	4,088,741

		6,495,326

	Food: Specialty/Candy (1.5%)
88,869	Cadbury PLC (ADR) (United Kingdom)	3,286,376

	Home Improvement Chains (1.0%)
92,500	Home Depot, Inc. (The)	2,182,075

	Household/Personal Care (1.7%)
35,170	Estee Lauder Companies, Inc. (The) (Class A)	1,267,527
15,930	Kimberly-Clark Corp.	976,350
21,500	Procter & Gamble Co. (The)	1,387,610

		3,631,487

	Industrial Conglomerates (1.6%)
86,810	General Electric Co.	1,693,663
16,250	Siemens AG (ADR) (Germany)	977,438
30,727	Tyco International Ltd. (ADR) (Bermuda)	776,779

		3,447,880

	Insurance Brokers/Services (2.7%)

NUMBER OF
SHARES		VALUE
198,710	Marsh & McLennan Companies, Inc.	5,826,177

	Integrated Oil (3.4%)
28,500	BP PLC (ADR) (United Kingdom)	1,416,450
15,066	ConocoPhillips	783,733
34,240	Exxon Mobil Corp.	2,537,869
46,100	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	2,572,841

		7,310,893

	Investment Banks/Brokers (1.2%)
30,408	Merrill Lynch & Co., Inc.	565,285
104,860	Schwab (Charles) Corp. (The)	2,004,923

		2,570,208

	Major Banks (4.8%)
144,419	Bank of America Corp.	3,490,607
77,616	KeyCorp	949,244
42,301	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	265,227
47,778	PNC Financial Services Group	3,185,359
100	Sumitomo Mitsui Financial Group, Inc. (f)	405,989
48,618	SunTrust Banks, Inc.	1,951,527

		10,247,953

	Major Telecommunications (1.3%)
95,895	Verizon Communications, Inc.	2,845,205

	Media Conglomerates (3.0%)
370,977	Time Warner, Inc.	3,743,158
136,786	Viacom Inc. (Class B) (a)	2,765,813

		6,508,971

	Medical Distributors (0.5%)
25,800	Cardinal Health, Inc.	985,560

	Medical Specialties (1.5%)
133,440	Boston Scientific Corp. (a)	1,204,963
43,007	Covidien Ltd.	1,904,780

		3,109,743

	Motor Vehicles (0.4%)
34,163	Harley-Davidson, Inc.	836,310

	Oil & Gas Production (1.8%)
4,600	Anadarko Petroleum Corp.	162,380
16,370	Devon Energy Corp.	1,323,678
44,060	Occidental Petroleum Corp.	2,447,092

		3,933,150

	Oilfield Services/Equipment (0.3%)
12,320	Schlumberger Ltd. (ADR) (Netherlands Antilles)	636,328

	Other Consumer Services (1.0%)
132,440	eBay Inc. (a)	2,022,359

	Packaged Software (0.3%)
21,930	Oracle Corp. (a)	401,100
19,661	Symantec Corp. (a)	247,335

		648,435

	Pharmaceuticals: Major (7.9%)
65,440	Abbott Laboratories	3,609,016
150,710	Bristol-Myers Squibb Co.	3,097,091
47,850	Novartis AG (ADR) (Switzerland)	2,439,872
35,020	Roche Holdings Ltd. (ADR) (Switzerland)	2,633,154
236,410	Schering-Plough Corp.	3,425,581
51,130	Wyeth	1,645,363

		16,850,077

	Precious Metals (0.3%)
27,890	Newmont Mining Corp.	734,623

	Property — Casualty Insurers (2.7%)
55,601	Chubb Corp. (The)	2,881,244
66,143	St. Paul Travelers Companies, Inc. (The)	2,814,385

		5,695,629

	Restaurants (0.4%)
71,855	Starbucks Corp. (a)	943,456

	Semiconductors (0.6%)
84,426	Intel Corp.	1,350,816

	Telecommunication Equipment (0.3%)
215,420	Alcatel-Lucent (ADR) (France)	553,629

	Tobacco (1.2%)

NUMBER OF
SHARES		VALUE
51,420	Altria Group, Inc.	986,750
35,620	Philip Morris International Inc.	1,548,401

		2,535,151

	TOTAL COMMON STOCKS (Cost $173,855,375)	138,740,778

	CONVERTIBLE PREFERRED STOCKS (1.0%)
	Financial Conglomerates (0.5%)
30,500	Citigroup Inc. (Series T) $3.25	982,405

	Major Banks (0.5%)
1,650	Bank of America Corp. (Series L) $72.50	1,155,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,285,301)	2,137,405

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bonds (12.1%)
	Accident & Health Insurance (0.1%)
$115	Travelers Companies, Inc. (The)	5.80%	05/15/18	$97,460

	Aerospace & Defense (0.12)
328	Systems 2001 Asset Trust - 144A (Cayman Islands) (b)	6.664	09/15/13	313,287

	Agricultural Commodities/Milling (0.0%)
110	Archer-Daniels-Midland Co.	5.45	03/15/18	93,659

	Airlines (0.1%)
396	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	285,374

	Beverages: Alcoholic (0.2%)
115	Diageo Capital Plc	7.375	01/15/14	117,030
250	FBG Finance Ltd. - 144A (Australia) (b)	5.125	06/15/15	216,430

				333,460

	Biotechnology (0.1%)
170	Amgen Inc.	5.85	06/01/17	151,153
135	Biogen Idec Inc.	6.875	03/01/18	129,786

				280,939

	Broadcasting (0.1%)
200	Grupo elevisa S.A.-144A (Mexico) (b)	6.00	05/15/18	145,845

	Cable/Satellite TV (0.2%)
395	Comcast Corp.	5.70	05/15/18	326,946

	Chemicals: Agricultural (0.0%)
45	Monsanto Co.	5.125	04/15/18	39,650

	Chemicals: Major Diversified (0.2%)
95	E.I. du Pont de Nemours & Co.	6.00	07/15/18	87,102
240	ICI Wilmington Inc.	4.375	12/01/08	239,962

				327,064

	Computer Processing Hardware (0.1%)
130	Dell Inc - 144A (b)	5.65	04/15/18	105,496
50	Hewlett-Packard Co.	5.50	03/01/18	43,056

				148,552

	Department Stores (0.2%)
480	General Electirc Capital Corp.	5.625	05/01/18	395,842
80	May Department Stores Co.	5.95	11/01/08	80,000

				475,842

	Discount Stores (0.1%)
260	Wal-Mart Stores, Inc.	4.25	04/15/13	252,926

	Diversified Manufacturing (0.2%)
380	Tyco Electronic Group S.A. (Luxemburg)	5.95	01/15/14	346,562

	Drugstore Chains (0.1%)
50	CVS Caremark Corp.	5.75	06/01/17	40,417
263	CVS Lease Pass Through - 144A (b)	6.036	12/10/28	208,933
70	Walgreen Co.	4.875	08/01/13	68,460

				317,810

	Electric Utilities (1.0%)
270	Arizona Public Service Co.	5.80	06/30/14	224,356
175	Carolina Power & Light Co.	5.125	09/15/13	163,413
95	CenterPoint Energy Resources, Corp.	6.25	02/01/37	59,631
55	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	51,848
125	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	119,465
145	Consumers Energy Co. (Series H)	4.80	02/17/09	144,093
95	Detroit Edison Co. (The)	6.125	10/01/10	93,984
265	E.ON International Finance BV - 144A (Netherlands) (b)	5.80	04/30/18	226,622
215	Entergy Gulf States, Inc.	3.21	12/01/09	213,314
120	Ohio Edison Co.	6.40	07/15/16	105,293
215	Ohio Power Company (Series K)	6.00	06/01/16	183,186

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
90	Peco Energy Co.	5.35	03/01/18	74,225
95	PPL Energy Supply LLC	6.30	07/15/13	87,227
75	Public Service Electric & Gas Co. (Series MTN B)	6.50	08/01/38	65,456
115	Public Service Electric & Gas Co. (Series MTN B)	5.00	01/01/13	106,456
140	Texas Eastern Transmission	7.00	07/15/32	104,776
90	Union Electric Co.	6.70	02/01/19	74,960

				2,098,305

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Electrical Products (0.1%)
170	Cooper Industries, Inc.	5.25	11/15/12	158,329

	Electronic Components (0.1%)
190	Philips Electronic N.V. (Netherlands)	5.75	03/11/18	157,397

	Electronic Equipment/Instruments (0.0%)
90	Xerox Corp.	6.35	05/15/18	66,059

	Electronic Production Equipment (0.1%)
175	KLA-Tencor Corp.	6.90	05/01/18	141,273

	Electronics/Appliances (0.1%)
130	LG Electronics Inc. - 144A (South Korea) (b)	5.00	06/17/10	117,915

	Finance (0.0%)
100	Pearson Dollar Finance Two PLC - 144A (united Kingdom) (b)	6.25	05/06/18	83,477

	Finance/Rental/Leasing (0.1%)
200	Nationwide Building Society - 144A (United Kingdom) (b)	4.25	02/01/10	196,512

	Financial Conglomerates (1.0%)
200	American Express Credit Corp.	7.30	08/20/13	176,704
1,000	Associates Corp. of North America	6.25	11/01/08	1,000,000
55	Bank One Corp. (Series A)	6.00	02/17/09	54,796
55	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	44,837
200	Citigroup Inc.	5.875	05/29/37	146,685
285	Citigroup Inc.	6.125	11/21/17	245,432
140	Citigroup Inc.	6.125	05/15/18	120,142
265	JPMorgan Chase & Co.	4.75	05/01/13	245,828
25	JPMorgan Chase & Co.	6.00	01/15/18	22,465
80	Prudential Financial, Inc.	6.625	12/01/37	53,169

				2,110,058

	Food Retail (0.1%)
45	Delhaize America, Inc.	9.00	04/15/31	39,965
70	Kroger Co. (The)	5.00	04/15/13	63,179
20	Kroger Co. (The)	6.40	08/15/17	17,430

				120,574

	Food: Major Diversified (0.2%)
170	ConAgra Foods, Inc.	7.00	10/01/28	133,359
55	ConAgra Foods, Inc.	8.25	09/15/30	49,467
100	General Mills Inc.	5.25	08/15/13	94,746
205	Kraft Foods Inc.	6.125	08/23/18	174,709

				452,281

	Foods & Beverages (0.0%)
85	Dr Pepper Snapple Group, Inc. - 144A (b)	6.82	05/01/18	74,544

	Gas Distributors (0.2%)
55	Equitable Resources, Inc.	6.50	04/01/18	46,676
120	NiSource Finance Corp.	6.80	01/15/19	86,798
260	NiSource Finance Corp.	3.381	11/23/09	236,681
170	Questar Market Resources, Inc.	6.80	04/01/18	152,076

				522,231

	Home Improvement Chains (0.2%)
155	Home Depot Inc. (The)	5.40	03/01/16	118,992
260	Home Depot Inc. (The)	2.944	12/16/09	236,864

				355,856

	Hotels/Resorts/Cruiselines (0.0%)
140	Starwood Hotels & Resorts Worldwide, Inc.	6.75	05/15/18	97,946

	Industrial Conglomerates (0.5%)
870	General Electric Co.	5.25	12/06/17	729,487
100	Honeywell International Inc.	5.30	03/01/18	88,147
180	Textron Financial Corp. (Series MTN)	5.125	02/03/11	160,832

				978,466

	Industrial Machinery (0.1%)
130	Parker Hannifin Corp. (Series MTN)	5.50	05/15/18	114,165

	Industrial Specialties (0.1%)
140	Cox Communications, Inc. - 144A (b)	6.25	06/01/18	114,422

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Information Technology Services (0.1%)
200	IBM CORP	7.625	10/15/18	207,314

	Insurance Brokers/Services (0.2%)
515	Farmers Exchange Capital - 144A (b)	7.05	07/15/28	347,023

	Integrated Oil (0.2%)
230	ConcoPhillips	5.20	05/15/18	192,977
45	Marathon Oil Corp.	5.90	03/15/18	34,965
160	Marathon Oil Corp.	6.00	10/01/17	127,656
135	Petro-Canada (Canada)	6.05	05/15/18	105,094

				460,692

	Investment Banks/Brokers (0.7%)
205	Bear Stearns Companies, Inc. (The)	7.25	02/01/18	193,305
190	Bear Stearns Companies, Inc. (The)	6.40	10/02/17	169,155
245	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	203,299
530	Goldman Sachs Group Inc. (The)	6.75	10/01/37	346,005
370	Merroll Lynch & Co., Inc.	6.875	04/25/18	329,178
210	NYSE Euronext	4.80	06/28/13	197,116

				1,438,058

	Life/Health Insurance (0.0%)
125	Metlife Inc.	6.817	08/15/18	107,806

	Major Banks (1.1%)
390	Bank of America Corp.	5.65	05/01/18	335,806
145	Bank of America Corp.	5.75	12/01/17	125,094
130	Bank of New York Mellon Corp. (Series MTN)	4.50	04/01/13	122,091
320	Credit Suisse New York	6.00	02/15/18	246,036
65	Credit Suisse New York	5.125	08/15/15	50,547
225	HSBC Finance Corp.	6.75	05/21/18	168,923
225	HSBC Finance Corp.	6.75	05/15/11	212,424
250	Huntington National Bank (Series T)	4.375	01/15/10	229,296
175	Popular North America, Inc. (Series F)	5.65	04/15/09	171,260
365	Wachovia Corp. (Series MTN)	5.50	05/01/13	343,013
365	Wells Fargo & Co.	5.625	12/11/17	322,552

				2,327,042

	Major Telecommunications (0.8%)
65	AT&T Corp.	8.00	11/15/31	60,129
315	AT&T Inc.	6.30	01/15/38	249,469
120	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	106,492
170	France Telecom S.A. (France)	8.50	03/01/31	160,569
195	SBC Communications, Inc.	6.15	09/15/34	149,926
80	Telecom Italia Capital SA (Luxembourg)	4.95	09/30/14	57,720
85	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	61,710
210	Telecom Italia Capital SA (Luxembourg)	4.00	11/15/08	209,742
150	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	135,207
260	Telefonica Europe BV (Netherlands)	8.25	09/15/30	232,807
195	Verizon Communications Inc.	5.50	02/15/18	163,944
45	Verizon Communications Inc.	8.95	03/01/39	45,788
120	Verizon New England Inc.	6.50	09/15/11	112,581

				1,746,084

	Managed Health Care (0.0%)
125	Unitedhealth Group Inc.	6.00	02/15/18	93,926

	Marine Shipping (0.1%)
130	Union Pacific Corp.	7.875	01/15/19	128,892

	Media Conglomerates (0.3%)
140	Time Warner Cable, Inc.	6.75	07/01/18	120,276
200	Time Warner, Inc.	5.875	11/15/16	160,308
245	Viacom, Inc.	6.875	04/30/36	171,444
220	Vivendi - 144A (France) (b)	6.625	04/04/18	187,791

				639,819

	Medical Specialties (0.2%)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
110	Baxter International Inc.	4.625	03/15/15	98,886
90	Baxter International Inc.	5.375	06/01/18	79,886
180	Covidien International Finance SA - 144A (Luxembourg)	6.00	10/15/17	157,217

				335,989

	Miscellaneous (0.0%)
125	TransCanada Pipelines Ltd.	6.50	08/15/18	105,239

	Motor Vehicles (0.1%)
175	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	137,743
140	Harley-Davidson Funding Corp. - 144A (b)	6.80	06/15/18	111,461

				249,204

	Multi-Line Insurance (0.2%)
590	AIG SunAmerica Global Financing VI - 144A (b)	6.30	05/10/11	464,680

	Oil & Gas Pipelines (0.1%)
100	Gaz Capital - 144A Priv. Plc.(Luxemburg) (b)	6.51	03/07/22	58,500
115	Kinder Morgan Energy Partners. L.P.	5.95	02/15/18	90,142
225	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	141,195

				289,837

	Oil & Gas Production (0.1%)
90	Devon Financing Corp.	7.875	09/30/31	81,154
220	XTO Energy, Inc.	5.50	06/15/18	173,474

				254,628

	Oil Refining/Marketing (0.1%)
145	Valero Energy Corp.	3.50	04/01/09	144,302

	Oilfield Services/Equipment (0.0%)
120	Weatherford International Inc.	6.00	03/15/18	91,812

	Other Metals/Minerals (0.3%)
405	Brascan Corp. (Canada)	7.125	06/15/12	407,277
180	Rio Tinto Finance Ltd. (Australia)	6.50	07/15/18	139,858

				547,135

	Packaged Software (0.1%)
180	Oracle Corp.	5.75	04/15/18	157,781

	Pharmaceuticals: Major (0.3%)
140	AstraSeneca PLC (United Kingdom)	5.90	09/15/17	129,439
190	Bristol-Myers Squibb Co.	5.45	05/01/18	166,174
205	GlaxoSmithKline Capital Inc.	5.65	05/15/18	181,995
100	Wyeth	5.45	04/01/17	90,121

				567,729

	Property — Casualty Insurers (0.8%)
135	ACE INA Holdings Inc.	5.60	05/15/15	116,186
235	Berkshire Hathaway Finance Corp. -144A (b)	5.40	05/15/18	212,793
35	Chubb Corp.	5.75	05/15/18	29,098
660	Mantis Reef Ltd. - 144A (Cayman Islands) (b)	4.692	11/14/08	660,000
135	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	127,236
630	Xlliac Global Funding - 144A (b)	4.80	08/10/10	576,922

				1,722,235

	Railroads (0.1%)
120	Burlington Santa Fe Corp.	6.125	03/15/09	119,878
40	Canadian National Railway Co. (Canada)	5.55	05/15/18	34,859
100	Korea Railroad Corp. Ser. 144A (b)	5.375	05/15/13	78,189

				232,926

	Real Estate Investment Trusts (0.0%)
55	Prologis	6.625	05/15/18	31,704

	Restaurants (0.1%)
255	Tricon Global Restaurants, Inc.	8.875	04/15/11	261,532

	Savings Banks (0.2%)
60	Household Finance Corp.	4.125	12/15/08	59,630
135	Household Finance Corp.	6.375	10/15/11	124,574
295	Sovereign Bancorp, Inc.	3.44	03/23/10	267,522

				451,726

	Services to the Health Industry (0.1%)
145	Medco Health Solutions Inc.	7.125	03/15/18	121,598

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Specialty Steels (0.0%)
110	GTL Ttade Finance Inc. 144A (Virgin Islands) (b)	7.25	10/20/17	81,011

	Steel (0.1%)
170	ArcelorMittal - 144A (Luxembourg) (b)	6.125	06/01/18	117,329

	Tobacco (0.1%)
240	Philip Morris International Inc.	5.65	05/16/18	205,670

	Trucks/Construction/Farm Machinery (0.1%)
55	Caterpillar Financial Services	4.90	08/15/13	50,282
100	John Deere Capital Corp.	5.75	09/10/18	83,502

				133,784

	Wireless Telecommunications (0.0%)
80	Vodafone Group Plc	5.625	02/27/17	65,407

	TOTAL CORPORATE BONDS (Cost $30,200,201)			25,875,100

	U.S. GOVERNMENT AGENCIES & OBLIGATIONS (4.8%)
8,241	Fannie Mae	2.273	07/25/36	350,241
5,000	U.S. Treasury Note	1.50	10/31/10	4,996,485

	Total U.S. Government Agencies & Obligations			5,346,726

	(Cost $5,099,431)

	FOREIGN GOVERNMENT OBLIGATION (0.2%)
410	Federal Republic of Brazil (Cost & 418,610)	6.00	01/17/17	372,075

	MORTGAGE-BACKED SECURITIES( 9.8%)
300	Federal Home Loan Mortgage Corp.	6.75	03/15/31	341,987
253	Federal Home Loan Mortgage Corp. Gold	7.50	06/01/11-06/01/32	266,701
	Federal National Mortgage Assoc.
2,142		6.00	08/25/35	525,649
400		6.63	11/15/30	453,446
2,165		7.00	07/01/11-11/15/38	2,245,352
171		7.50	08/01/23-07/01/32	644,759
450		8.00	05/01/24-02/01/32	475,087
6		9.50	12/01/20	6,996
	Federal National Mortgage Assoc. (ARM)
8,754		1.519	03/25/36	131,308
2,018		4.788	01/01/36	1,970,754
2,059		4.80	01/01/36	2,011,122
907		4.807	03/01/36	882,918
973		4.825	12/01/35	978,711
1,000		4.831	10/01/35	1,005,758
857		4.837	11/01/35	861,277
781		4.879	03/01/36	763,102
2,012		5.267	04/01/36	1,983,358
930		5.281	05/01/36	915,912
726		5.291	05/01/36	715,080
874		5.305	05/01/36	860,876
620		5.534	07/01/36	611,698
923		5.342	07/01/36	910,437
1,215		5.354	04/01/36	1,199,166
	Government National Mortgage Assoc.
86		7.50	09/15/25-06/15/27	91,031
83		8.00	06/15/26	89,251

	Total Mortgage-Backed Securities			20,941,735

	(Cost $20,170,863)

	Asset-Backed Securities(0.6)
	Capital Auto Receivables Asset Trust
26	2006-SN1A A3-144A (b)	5.31	10/20/09	25,777

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
875	2007-SN1 A3B	4.62		07/15/10	854,929
	Ford Credit Auto Owner Trust
108	2006-A A3	5.05		03/15/10	108,167
	GE Equipment Small Ticket LLC
63	2005-2A A3-144A (b)	4.88		10/22/09	62,559
	GS Mortgage Securities Corp.
1,024	2006-OA1R	1.71		08/25/35	13,410
	Honda Auto Receivables Owner Trust
35	2005-6 A3	4.85		10/19/09	35,352
	MBNA Master Credit Card Trust
290	1999-B A	5.90		08/15/11	287,232

	Total Asset-Backed Securities (Cost $1,401,313)				1,387,426

	Collateralized Mortgage Obligations (1.4%)
	U.S. Government Agencies (1.0%)
	Freddie Mac
520	Whole Loan 2005-S001 2A2	3.408	(e)	09/25/45	501,087
	Fannie Mae
908	2006-118 A2	3.318	(e)	12/25/36	876,244
749	2006-28 1A1	3.368	(e)	03/25/36	731,923

					2,109,254

	Private Issues (0.4%)
	Countrywide Alternative Loan Trust
3,293	2006-AO17	1.276		12/20/46	100,835
2,202	2004-25 2X	1.405		02/25/35	26,208
4,343	2006-OA21	1.53		03/20/47	141,162
	Harborview Mortgage Loan Trust (f)
200	2006-SB1 M1	4.657	(e)	12/19/36	4,183
	Structured Adjustable Rate Mortgage Loan (f)
457	2005-16XS A1	3.598	(e)	08/25/35	281,900
	WAMU Mortgage Pass-Through Certificates (f)
150	2006-AR5 A1B3	4.657	(e)	06/25/46	17,640

					571,928

	Total Collateralized Mortgage Obligations (Cost $3,604,639)				2,681,182

	Short-Term Investments (9.2%)
	U.S. Government Obligation (c) (d) (0.3%)
650	U.S. Treasury Bill (Cost $649,025)	0.72		10/09/08	649,051

NUMBER OF
SHARES (000)
	Investment Company (g) (9.0%)
18,952	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $19,252,203)				19,252,203

	Total Short-Term Investments (Cost $19,901,228)				19,901,254

	Total Investments (Cost $257,936,961) (i) (h)			101.7%	217,383,681
	Liabilities in Excess of Other Assets			(1.7)	(3,589,123)

	Net Assets			100.0%	$213,794,558

ADR	American depositary receipt.

ARM	Adjustable rate mortgage.

IO	Interest only security.

(a)	Non-income producing security.

(b)	Resale is restricted to qualified institutional investors.

(c)	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $540,303.

(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(e)	Floating Rate security, rate shown is the rate in effect at October 31, 2008.

(f)	Securities with a total market value of $709,712 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class.

(h)	Securities have been designated as collateral in an amount equal to $26,427,650 in connection with securities purchased on a forward commitment basis, open futures and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at October 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY MONTH	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

57	Long	US Treasury Note 5 Year	$6,455,695	$52,443
		December 2008

71	Long	US Treasury Bond 20 Year	8,031,875	(193,382)
		December 2008

11	Long	90 Day Euro $ Future	2,688,950	73,742
		March 2009

5	Long	90 Day Euro $ Future	1,219,750	24,838
		June 2009

1	Long	90 Day Euro $ Future	242,075	3,910
		June 2010

20	Long	90 Day Euro $ Future	4,887,750	81,263
		December 2008

73	Long	S&P 500 E-Mini Index	3,530,645	258,826
		December 2008

3	Short	90 Day Euro $ Future	(727,950)	(13,583)
		March 2009

7	Short	90 Day Euro $ Future	(1,704,238)	(11,474)
		September 2009

6	Short	90 Day Euro $ Future	(1,457,400)	(28,489)
		December 2009

4	Short	US Treasury Note 2 Year	(859,312)	(1,134)
		December 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY MONTH	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

44	Short	US Treasury Note 10 Year	(4,975,438)	28,557
		December 2008

21	Short	Swap Futures 5 Year	(2,298,844)	(20,319)
		December 2008

121	Short	Swap Futures 10 Year	(13,574,688)	(1,435)
		December 2008

	Net Unrealized Appreciation			$253,764

Credit Default Swap Contracts Open at October 31, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)

Goldman Sachs International Dow Jones Index	Sell	$394	0.80%	December 20, 2017	$(17,993)

Goldman Sachs International Dow Jones Index	Sell	497	1.55	June 20, 2013	(15,797)

JPMorgan Chase Bank, N.A. New York Nordstrom, Inc.	Buy	135	1.07	March 20, 2018	17,232

Bank of America, N.A. Sealed Air Corp.	Buy	40	1.12	March 20, 2018	3,727

Net Unrealized Depreciation					$(12,831)

Interest Rate Swap Contracts Open at October 31, 2008:

		NOTIONAL	PAYMENTS		PAYMENTS			UNREALIZED
		AMOUNT	RECEIVED		MADE		TERMINATION	APPRECIATION
COUNTERPARTY		(000’S)	BY FUND		BY FUND		DATE	(DEPRECIATION)

Bank of America N.A. New York	$	$6,575	Fixed Rate 4.1475%		Floating Rate 2.81438	#%	June 9, 2013	$105,134
Bank of America N.A. New York	EUR	3,242	Fixed Rate 4.415		Floating Rate 0.00	#	October 7, 2018	(85,315)
Bank of America N.A. New York		5,987	Fixed Rate 4.7975		Floating Rate 0.00	#	October 7, 2023	19,938
Bank of America N.A. New York		1,735	Fixed Rate 4.9825		Floating Rate 0.00	#	April 15, 2018	(14,331)
Bank of America N.A. New York		1,910	Fixed Rate 5.07		Floating Rate 0.00	#	April 14, 2018	(9,626)
Bank of America N.A. New York		1,779	Fixed Rate 5.37		Floating Rate 3.08	#	February 12, 2018	11,261
Bank of America N.A. New York		9,278	Fixed Rate 5.5575		Floating Rate 0.00	#	July 24, 2023	223,229
Citibank, N.A., New York		2,900	Fixed Rate 5.3375		Floating Rate 2.81063	#	May 24, 2017	202,478
Citigroup Inc.		900	Fixed Rate 4.64779		Floating Rate 2.81	#	February 27, 2018	15,723
Citigroup Inc.		7,000	Fixed Rate 5.2385		Floating Rate 3.76875	#	September 27, 2017	431,760
Citigroup Inc.		3,500	Fixed Rate 5.448		Floating Rate 2.8025	#	August 9, 2017	273,945
Deutsche Bank AG, New York	EUR	4,868	Fixed Rate 4.9575		Floating Rate 0.00	##	July 24, 2018	62
Deutsche Bank AG, New York		3,129,600	Fixed Rate 5.2385		Floating Rate 0.00	##	July 9, 2023	23,901
Deutsche Bank AG, New York		3,564,750	Fixed Rate 5.24		Floating Rate 0.00	##	July 10, 2023	21,883
Deutsche Bank AG, New York		3,934,500	Fixed Rate 5.268		Floating Rate 5.13	##	July 3, 2023	51,547
Goldman Sachs Group Inc.		1,621	Fixed Rate 4.37		Floating Rate 0.00	#	October 7, 2018	(45,982)
Goldman Sachs Group Inc.		2,994	Fixed Rate 4.79		Floating Rate 0.00	#	October 7, 2023	9,340
Goldman Sachs Group Inc.		6,665	Fixed Rate 5.63		Floating Rate 0.00	#	February 28, 2018	106,040
JPMorgan Chase Bank N.A. New York		5,450	Fixed Rate 4.07		Floating Rate 2.80688	#	May 16, 2013	73,194
JPMorgan Chase Bank N.A. New York		3,900	Fixed Rate 5.0882		Floating Rate 2.81813	#	September 11, 2017	201,669
JPMorgan Chase Bank N.A. New York		4,300	Fixed Rate 5.448		Floating Rate 2.81	#	May 29, 2017	334,497
Merrill Lynch & Co. Inc.		2,315	Fixed Rate 5.00		Floating Rate 0.00	#	April 15, 2018	(17,640)
Bank of America N.A. New York		7,222	Floating Rate 0.00	#	Fixed Rate 5.38		July 24, 2018	(42,826)
Bank of America N.A. New York		2,070	Floating Rate 0.00	#	Fixed Rate 5.38		April 15, 2023	(37,425)
Bank of America N.A. New York		4,783	Floating Rate 0.00	#	Fixed Rate 4.80		October 7, 2018	72,800
Bank of America N.A. New York	EUR	4,066	Floating Rate 0.00	#	Fixed Rate 4.39		October 7, 2023	56,123
Bank of America N.A. New York		2,445	Floating Rate 0.00	#	Fixed Rate 5.47		April 14, 2023	(50,538)
Bank of America N.A. New York		3,800	Floating Rate 2.79125	#	Fixed Rate 4.67		August 4, 2018	(67,716)
Bank of America N.A. New York		6,175	Floating Rate 2.81688	#	Fixed Rate 3.9025		September 10, 2013	(19,451)
Bank of America N.A. New York		2,283	Floating Rate 3.08	#	Fixed Rate 5.815		February 12, 2023	(68,764)
Deutsche Bank AG, New York	EUR	2,550	Floating Rate 0.00	##	Fixed Rate 4.861		July 9, 2018	10,466
Deutsche Bank AG, New York		2,315	Floating Rate 0.00	##	Fixed Rate 4.86		July 10, 2018	9,649
Deutsche Bank AG, New York		4,870	Floating Rate 5.13	##	Fixed Rate 4.934		July 1, 2018	2,731
Deutsche Bank AG, New York		6,105	Floating Rate 0.00	##	Fixed Rate 5.1875		July 24, 2023	(35,404)
Goldman Sachs Group Inc.		$2,392	Floating Rate 0.00	#	Fixed Rate 4.80		October 7, 2018	36,401
Goldman Sachs Group Inc.		8,555	Floating Rate 0.00	#	Fixed Rate 6.035		February 28, 2023	(313,113)
Goldman Sachs Group Inc.		2,033	Floating Rate 0.00	#	Fixed Rate 4.355		October 7, 2023	46,509
Merrill Lynch & Co. Inc.		2,915	Floating Rate 0.00	#	Fixed Rate 5.395		April 15, 2023	(53,957)

Net Unrealized Appreciation								$1,478,191

EUR	Euro.

#	Floating rate represents USD-3 Months LIBOR.

##	Floating rate represents EUR-3 Months EURIBOR.

MS Balanced Fund
Notes to the Portfolio of Investments
FAS 157
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at October 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$217,383,681	$154,246,675	$62,833,283	$303,723
Other Financial Instruments*	1,719,124	253,764	1,465,360	—

Total	$219,102,805	$154,500,439	$64,298,643	$303,723

*	Other financial instruments include futures, forwards and swap contracts.
Following is a reconcillation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Beginning Balance	—
Net purchases (sales)	—
Transfers in and/or out	$328,833
Change in unrealized appreciation/depreciation	(25,110)
Realized gains (losses)	—

Ending Balance	$303,723

Net change in unrealized appreciation/depreciation from investments still held as of October 31, 2008	$(25,110)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”)

determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Balanced Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2008

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